GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Net goodwill, beginning of period				$ 22,139				$ 22,387	$ 22,139	$ 22,387
Goodwill impairment charge	$ 0	$ (183)	$ (2,498)	(533)	$ 0	$ 0	$ (242)	0	(3,214)	(242)	$ 0
Goodwill, Written off Related to Sale of Business Unit									(713)
Goodwill, Acquired During Period									53	54
Measurement period adjustments									10
Foreign currency impact									427	(98)
Goodwill, Other Increase (Decrease)										38
Net goodwill, end of period	18,702				22,139				18,702	22,139	22,387
Mobility & Materials and Industrial Solutions
Goodwill [Roll Forward]
Goodwill impairment charge									(2,498)
Non-core
Goodwill [Roll Forward]
Goodwill impairment charge									(247)
Corporate
Goodwill [Roll Forward]
Disposal Group, Including Discontinued Operation, Goodwill	267								267
Electronics & Industrial
Goodwill [Roll Forward]
Net goodwill, beginning of period				9,403				9,414	9,403	9,414
Goodwill impairment charge									(834)
Goodwill, Written off Related to Sale of Business Unit									(199)
Foreign currency impact									88	(11)
Net goodwill, end of period	8,458				9,403				8,458	9,403	9,414
Water & Protection
Goodwill [Roll Forward]
Net goodwill, beginning of period				6,711				6,698	6,711	6,698
Measurement period adjustments									10
Foreign currency impact									195	(41)
Net goodwill, end of period	6,969				6,711				6,969	6,711	6,698
Water & Protection | S&C Water Acquisition
Goodwill [Roll Forward]
Goodwill, Acquired During Period										54
Mobility & Materials
Goodwill [Roll Forward]
Net goodwill, beginning of period				4,795				4,841	4,795	4,841
Goodwill impairment charge									(1,664)
Foreign currency impact									144	(46)
Net goodwill, end of period	3,275				4,795				3,275	4,795	4,841
Corporate
Goodwill [Roll Forward]
Net goodwill, beginning of period				$ 1,230				$ 1,434	1,230	1,434
Goodwill impairment charge									(716)	(242)
Goodwill, Written off Related to Sale of Business Unit									(514)
Goodwill, Other Increase (Decrease)										38
Net goodwill, end of period	$ 0				$ 1,230				$ 0	$ 1,230	$ 1,434